Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Components of Related Party Revenues and Expenses
The following table shows the components of TSA income, reported within Related party income, included in the Condensed Consolidated Statements of Operations for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
TSA income
TSA income – Compensation related	$586	$974	$1,735	$3,110
TSA income – Non-compensation related	160	442	497	1,126
Sublease income	753	996	2,366	2,947
Total TSA income	$1,499	$2,412	$4,598	$7,183

The table below shows the components of related party revenues and expenses related to the TSA and sublease agreements included in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the periods presented.

	Year Ended December 31,
	2020	2019	2018
Related party revenues
TSA revenue - Compensation related	$3,837	$4,280	$—
TSA revenue - Non-compensation related	1,484	1,164	—
Sublease revenue	3,942	3,366	—
Total related party revenues	$9,263	$8,810	$—
Related party expenses
TSA compensation expense (1)	$176	$588	$—
TSA non-compensation expense (2)	110	24	—
	$286	$612	$—
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(1)TSA compensation expense is included in Compensation and benefits in the Consolidated Statements of Operations and Comprehensive Loss.
(2)TSA non-compensation expense is included in various financial statement line items in the Consolidated Statements of Operations and Comprehensive Loss.
Schedule of Estimated Payments Under Tax Receivable Agreement	The Company expects to make the
following payments with respect to the tax receivable agreement, which may differ significantly from actual payments made:

Years Ending:	Estimated Payments Under Tax Receivable Agreement
Remainder of 2021	$—
2022	432
2023	746
2024	757
2025	775
Thereafter	11,398
Total payments	$14,108